Operating Segments	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Note 5 - Operating Segments

Note 5 - Operating Segments

A. General

1. Information on operating segments:

ICL is a global specialty minerals and chemicals company operating bromine, potash and phosphate mineral value chains in a unique, integrated business model.

Our operations are organized under four segments: Industrial Products, Potash, Phosphate Solutions and Innovative Agriculture Solutions.

Industrial Products – Industrial Products segment produces bromine out of a solution that is a by‑product of the potash production process in Sodom, Israel, as well as bromine‑based compounds. Industrial Products uses most of the bromine it produces for self‑production of bromine compounds at its production sites in Israel, the Netherlands and China. In addition, the Industrial Products segment produces several grades of salt, magnesium chloride and some other products. Industrial Products is also engaged in the production and marketing of phosphorous-based flame retardants and additional phosphorus‑based products.

Potash – The Potash segment produces and sells mainly potash, salt, Polysulphate®, magnesium and electricity. Potash is produced in Israel and Spain, using evaporation process to extract potash from the Dead Sea in Israel and conventional mining from an underground mine in Spain. In its Boulby mine in the UK, the Company produces Polysulphate®, which is composed of sulphur, potash, calcium and magnesium. The Company's FertilizerpluS product line is based mainly on Polysulphate®.  The segment also includes magnesium activity under which it produces, markets and sells pure magnesium and magnesium alloys, and also produces chlorine and sylvinite. In addition, the segment sells salt produced in its potash and Polysulphate® underground mines in Spain and the UK, respectively. The Company has a power plant in Sodom, which supplies electricity to ICL companies in Israel (electricity surplus is sold to external customers) and steam to all facilities in the Sodom site.

Phosphate Solutions – The Phosphate Solutions segment is based on a phosphate value chain which uses phosphate commodity products, such as phosphate rock and fertilizer-grade phosphoric acid (“green phosphoric acid”), to produce specialty products with higher added value. The segment also produces and markets phosphate-based fertilizers.

Phosphate rock is mined and processed from open pit mines, three of which are located in the Negev Desert in Israel, while the fourth is situated in Yunnan province in China. Sulphuric acid, green phosphoric acid and phosphate fertilizers are produced in facilities in Israel, China and Europe.

The Phosphate Solutions segment manufactures pure phosphoric acid by purifying green phosphoric acid. Pure phosphoric acid and green phosphoric acid are used to manufacture downstream products with high added value, such as phosphate salts and acids, for a wide range of food and industrial applications. Phosphate salts and acids are used in various industrial end markets, such as oral care, cleaning products, paints and coatings, water treatment, asphalt modification, construction, metal treatment and more. The segment's products for the food industry include functional food ingredients and phosphate additives, which provide texture and stability solutions for processed meat, meat alternatives, poultry, seafood, dairy, beverage and baked goods. In addition, the segment supplies pure phosphoric acid to ICL’s specialty fertilizers business and produces milk and whey proteins for the food ingredients industry.

Note 5 - Operating Segments (cont’d)

A. General (cont’d)

1. Information on operating segments: (cont'd)

Innovative Ag Solutions – The Innovative Ag Solutions segment aims to achieve global leadership in specialty agriculture markets by enhancing its global positions in its core markets of specialty agriculture, ornamental horticulture, turf and landscaping, targeting high-growth markets such as Brazil, India and China, by leveraging its unique R&D capabilities, vast agronomic experience, global footprint, backward integration to potash and phosphate and chemistry know-how, as well as seeking M&A opportunities. ICL is working to expand its broad product portfolio of controlled release fertilizers (CRF), water soluble fertilizers (WSF), liquid fertilizers and straights (MKP/MAP/PeKacid).

The Innovative Ag Solutions segment develops, manufactures, markets and sells fertilizers that are based primarily on nitrogen, potash (potassium chloride) and phosphate. It produces water soluble specialty fertilizers in Belgium, liquid fertilizers and soluble fertilizers in Israel and Spain, and controlled‑release fertilizers in the Netherlands and the United States. ICL's specialty fertilizers business markets its products worldwide, mainly in Europe, Asia, North America, Brazil and Israel.

Other Activities – business activities which include, among other things, ICL’s innovative arm, promoting innovation, developing new products and services as well as digital platforms and technological solutions for farmers and agronomists. These activities are not presented as reportable segments since they do not meet the required quantitative thresholds.

2. Segment capital investments

The capital investments made by the segments, for each of the reporting periods, include mainly property, plant and equipment, as well as intangible assets acquired in the ordinary course of business and as part of business combinations.

3. Inter–segment transfers and unallocated income (expenses)

Segment revenue, expenses and results include inter-segment transfers that are based on transaction prices in the ordinary course of business. This being aligned with the reports that are regularly reviewed by the Chief Operating Decision Maker. The inter-segment transfers are eliminated as part of financial statements consolidation.

Note 5 - Operating Segments (cont’d)

B. Operating segment data

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2019

Sales to external parties	1,307	1,330	1,901	699	34	-	5,271
Inter-segment sales	11	164	79	18	3	(275)	-
Total sales	1,318	1,494	1,980	717	37	(275)	5,271

Segment profit	338	289	100	21	19	(7)	760
Other expenses not allocated to the segments							(4)
Operating income							756

Financing expenses, net							(129)
Share in earnings of equity-accounted investees							1
Income before income taxes							628

Implementation of IFRS 16	8	95	113	9	105	9	339
Capital expenditures	66	383	213	21	4	6	693

Depreciation, amortization and impairment	67	149	177	21	22	(3)	433

Note 5 - Operating Segments (cont'd)

B. Operating segment data (cont'd)

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2018

Sales to external parties	1,281	1,481	2,001	719	74	-	5,556
Inter-segment sales	15	142	98	22	5	(282)	-
Total sales	1,296	1,623	2,099	741	79	(282)	5,556

Segment profit	300	315	113	29	9	(13)	753
Other income not allocated to the segments							766
Operating income							1,519

Financing expenses, net							(158)
Share in earnings of equity-accounted investees							3
Income before income taxes							1,364

Capital expenditures	50	356	180	15	1	3	605

Depreciation, amortization and impairment	63	141	172	19	4	21	420

Note 5 - Operating Segments (cont’d)

B. Operating segment data (cont'd)

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2017

Sales to external parties	1,179	1,258	1,938	671	372	-	5,418
Inter-segment sales	14	125	99	21	12	(271)	-
Total sales	1,193	1,383	2,037	692	384	(271)	5,418

Segment profit	247	198	53	29	127	(2)	652
Other expenses not allocated to the segments							(23)
Operating income							629

Financing expenses, net							(124)
Income before income taxes							505

Capital expenditures	49	270	154	12	19	3	507

Depreciation, amortization and impairment	61	128	172	19	8	30	418

Note 5 - Operating Segments (cont'd)

C. Information based on geographical location

The following table presents the distribution of ICL's sales by geographical location of the customer:

2019		2018		2017
$ millions	% of sales	$ millions	% of sales	$ millions	% of sales

USA	840	16	903	16	1,091	20
China	802	15	848	15	724	13
Brazil	581	11	656	12	594	11
United Kingdom	347	7	382	7	328	6
Germany	334	6	365	7	378	7
France	257	5	267	5	265	5
Spain	249	5	262	5	264	5
Israel	241	5	223	4	171	3
India	178	3	211	4	200	4
Italy	116	2	125	2	121	2
All other	1,326	25	1,314	23	1,282	24
Total	5,271	100	5,556	100	5,418	100

Note 5 - Operating Segments (cont'd)

C. Information based on geographical location (cont'd)

The following table presents the distribution of the operating segments sales by geographical location of the customer:

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2019
Europe	469	422	712	336	31	(85)	1,885
Asia	399	470	447	118	1	(12)	1,423
North America	353	95	370	95	-	(3)	910
South America	56	327	263	23	-	(1)	668
Rest of the world	41	180	188	145	5	(174)	385
Total	1,318	1,494	1,980	717	37	(275)	5,271

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2018
Europe	473	459	719	362	49	(92)	1,970
Asia	399	519	481	105	2	(18)	1,488
North America	347	107	405	103	24	(8)	978
South America	21	408	264	21	1	(3)	712
Rest of the world	56	130	230	150	3	(161)	408
Total	1,296	1,623	2,099	741	79	(282)	5,556

Note 5 - Operating Segments (cont'd)

C. Information based on geographical location (cont'd)

The following table presents the distribution of the operating segments sales by geographical location of the customer: (cont'd)

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2017
Europe	456	386	749	326	87	(86)	1,918
Asia	351	433	476	100	3	(21)	1,342
North America	327	116	369	94	282	(13)	1,175
South America	19	347	277	22	5	(4)	666
Rest of the world	40	101	166	150	7	(147)	317
Total	1,193	1,383	2,037	692	384	(271)	5,418

Note 5 - Operating Segments (cont'd)

C. Information based on geographical location (cont'd)

The following table presents the distribution of ICL's sales by geographical location of the assets:

For the year ended December 31
2019	2018	2017
$ millions	$ millions	$ millions

Israel	2,815	2,841	2,548
Europe	2,079	2,198	2,119
North America	816	831	1,045
Asia	615	617	583
South America	441	163	167
Others	47	48	48
	6,813	6,698	6,510
Intercompany sales	(1,542)	(1,142)	(1,092)
Total	5,271	5,556	5,418

The following table presents operating income by geographical location of the assets from which it was produced:

For the year ended December 31
2019	2018	2017
$ millions	$ millions	$ millions

Israel	578	526	475
North America	61	74	154
Asia	59	52	8
Europe*	32	834	(45)
Others	22	29	33
Intercompany eliminations	4	4	4
Total	756	1,519	629

* Europe operating income for 2018 includes gain from divestiture of businesses in the amount of $841 million. See Note 8B.

The following table present the non-current assets by geographical location of the assets (*)

For the year ended December 31
2019	2018
$ millions	$ millions

Israel	3,905	3,570
Europe	1,380	1,228
Asia	434	401
North America	333	309
Other	76	59
Total	6,128	5,567

(*) Mainly consist of property, plant and equipment, intangible assets, non-current inventories and lease rights.